Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

The components of (loss) income before income taxes are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

Hong Kong	(1,065)	(346)	(502)
China	774	39	567
Myanmar	(22)	(832)	82

Total	(313)	(1,139)	147

Schedule of Income Tax (Credit) Expense

Income tax (credit) expense consists of the following:

	Year ended March 31,
	2023	2024	2025
	$	$	$
Current tax:

Hong Kong
Current tax	-	-	-
Over provision in prior year	(12)	(59)	-
China
Current tax	1	-	38
(Over)/under provision in prior year	-	-	-

Myanmar
Current tax	-	-	-
Under provision in prior year	3	5	-

Deferred tax	(12)	(107)	-

Total	(20)	(161)	38

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between income taxes computed by applying the Hong Kong profits tax rate to loss/profit before income taxes, the income taxes are as follows:

	Year ended March 31,
	2023	2024	2025
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income*	15.9	(7.9)	(50.0)
Changes in valuation allowances	22.6	10.4	138.3
Overprovision of profits tax in prior year	2.9	4.7	-
Effect of different tax rate of subsidiaries operating in other jurisdictions	(18.8)	(0.4)	47.0
Effect of preferential tax rate	-	-	(77.3)
Tax effect of tax losses not recognized	(55.7)	(12.3)	(52.7)
Tax effect of other temporary difference not recognized	-	-	(21.8)
Profit tax expense from disposal of PRC property	-	-	26.1
Others	23.0	3.1	-
Effective tax rate	6.4	14.1	26.1

*	The Non-deductible items/non-taxable income are mainly including the non-deductible entertainment expense, gain from disposal of PRC property, exempt interest income and other non-deductible expenses.

Schedule of Deferred Income Tax Liabilities (Assets)

Deferred income tax liabilities (assets) are as follows:

	As of March 31,
	2024	2025
	$	$
Deferred tax assets:
Property, plant and equipment	64	45
Other social benefits	-	46
Lease liabilities	171	52
Tax loss carry forwards	720	918
Total deferred tax assets	955	1,061
Valuation allowance	(792)	(995)
Total deferred tax assets, net of valuation allowance	163	66

Deferred tax liabilities:
Operating lease right-of-use assets	(163)	(66)
Total deferred tax liabilities	(163)	(66)
Net deferred tax (assets) / liabilities	-	-

Schedule of Valuation Allowance

Movement of valuation allowances are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

At the beginning of the year	494	469	792
Current year (reduction) addition	(25)	323	203
At the end of the year	469	792	995